Other receivables and prepaid expenses - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other receivables and prepaid expenses
Net taxable income	€ 0
Research tax credit	4,080	€ 3,328
Fair value of shares to be returned based on court decision	€ 2	€ 266